Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 6,650,390.00
Final Prospectus	true